Shareholder Report, Average Annual Return (Details)	1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended	18 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000240501
Average Annual Return [Line Items]
Line Graph and Table Measure Name							NAV
Average Annual Return, Percent							10.79%	11.86%
C000247126
Average Annual Return [Line Items]
Line Graph and Table Measure Name				NAV
Average Annual Return, Percent				6.88%
C000243953
Average Annual Return [Line Items]
Line Graph and Table Measure Name						NAV
Average Annual Return, Percent						14.78%
C000249272
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NAV
Average Annual Return, Percent		1.95%
C000250960
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAV
Average Annual Return, Percent	2.63%
C000249282
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NAV
Average Annual Return, Percent	0.96%
C000249281
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NAV
Average Annual Return, Percent			3.68%
C000246662
Average Annual Return [Line Items]
Line Graph and Table Measure Name					NAV
Average Annual Return, Percent					13.40%
Without Sales Load [Member] | C000240501
Average Annual Return [Line Items]
Average Annual Return, Percent							10.74%	11.61%
Without Sales Load [Member] | C000247126
Average Annual Return [Line Items]
Average Annual Return, Percent				6.96%
Without Sales Load [Member] | C000243953
Average Annual Return [Line Items]
Average Annual Return, Percent						14.37%
Without Sales Load [Member] | C000249272
Average Annual Return [Line Items]
Average Annual Return, Percent		1.91%
Without Sales Load [Member] | C000250960
Average Annual Return [Line Items]
Average Annual Return, Percent	2.91%
Without Sales Load [Member] | C000249282
Average Annual Return [Line Items]
Average Annual Return, Percent	1.34%
Without Sales Load [Member] | C000249281
Average Annual Return [Line Items]
Average Annual Return, Percent			3.92%
Without Sales Load [Member] | C000246662
Average Annual Return [Line Items]
Average Annual Return, Percent					13.36%
CALAMOS INDEX: MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI ACWI Gross Total Return Index
Average Annual Return, Percent							17.55%	17.50%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent				3.07%
CALAMOS INDEX: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent						10.17%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent		4.85%
CALAMOS INDEX: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return Index
Average Annual Return, Percent	1.82%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	1.24%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Total Return Index
Average Annual Return, Percent			10.04%
CALAMOS INDEX: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI World Gross TR Index
Average Annual Return, Percent					14.05%